UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

LSV Emerging Markets Equity Fund

Institutional Class Shares - LSVZX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the LSV Emerging Markets Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.lsvasset.com/emerging-markets-equity-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Emerging Markets Equity Fund, Institutional Class Shares	$52	0.95%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$412,547	274	$1,210	11%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Taiwan 21.5%
China 21.3%
South Korea 19.2%
India 11.0%
Brazil 5.0%
South Africa 3.5%
Saudi Arabia 3.0%
Mexico 2.5%
Thailand 1.7%
Indonesia 1.7%
Greece 1.4%
Hungary 1.2%
Repurchase Agreement 0.5%
Other Countries 5.8%

Table Summary
Value	Value
Other Countries	5.8%
Repurchase Agreement	0.5%
Hungary	1.2%
Greece	1.4%
Indonesia	1.7%
Thailand	1.7%
Mexico	2.5%
Saudi Arabia	3.0%
South Africa	3.5%
Brazil	5.0%
India	11.0%
South Korea	19.2%
China	21.3%
Taiwan	21.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Samsung Electronics	6.9%
Taiwan Semiconductor Manufacturing	4.3%
SK hynix	2.6%
SK Square	2.4%
United Microelectronics	1.8%
Hon Hai Precision Industry	1.6%
Lenovo Group	0.9%
Naspers, Cl N	0.9%
PetroChina, Cl H	0.9%
Itausa	0.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/emerging-markets-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

LSVZX-SAR-2026

The Advisors' Inner Circle Fund

LSV Emerging Markets Equity Fund

Investor Class Shares - LVAZX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Investor Class Shares of the LSV Emerging Markets Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.lsvasset.com/emerging-markets-equity-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Emerging Markets Equity Fund, Investor Class Shares	$66	1.19%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$412,547	274	$1,210	11%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	5.8%
Repurchase Agreement	0.5%
Hungary	1.2%
Greece	1.4%
Indonesia	1.7%
Thailand	1.7%
Mexico	2.5%
Saudi Arabia	3.0%
South Africa	3.5%
Brazil	5.0%
India	11.0%
South Korea	19.2%
China	21.3%
Taiwan	21.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Samsung Electronics	6.9%
Taiwan Semiconductor Manufacturing	4.3%
SK hynix	2.6%
SK Square	2.4%
United Microelectronics	1.8%
Hon Hai Precision Industry	1.6%
Lenovo Group	0.9%
Naspers, Cl N	0.9%
PetroChina, Cl H	0.9%
Itausa	0.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/emerging-markets-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

LVAZX-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND

Emerging Markets Equity Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

April 30, 2026

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

THE ADVISORS’ INNER CIRCLE FUND	LSV Emerging Markets Equity Fund April 30, 2026

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Other Information (Form N-CSRS Items 8-11)	19

Schedule of Investments

April 30, 2026	(Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Foreign Common Stock (96.5%)
Brazil (2.8%)
Communication Services (0.8%)
Telefonica Brasil	259,200	$2,062
TIM	257,200	1,340
		3,402
Consumer Discretionary (1.0%)
Lojas Renner	241,000	660
Ultrapar Participacoes	261,300	1,580
Vibra Energia	220,500	1,486
		3,726
Consumer Staples (0.3%)
Ambev	438,800	1,293

Materials (0.7%)
Vale	179,800	2,952

Total Brazil		11,373

China (21.3%)
Communication Services (1.5%)
China Tower, Cl H	965,700	1,369
Hello Group ADR	87,200	544
JOYY ADR	18,200	1,074
Kuaishou Technology, Cl B	127,400	709
Tencent Holdings	24,600	1,494
Weibo, Cl A	95,380	790
		5,980
Consumer Discretionary (4.3%)
361 Degrees International	1,205,000	837
Bosideng International Holdings	1,222,000	669
Geely Automobile Holdings	710,000	2,112
Great Wall Motor, Cl H	970,000	1,467
Haier Smart Home, Cl A	541,600	1,530
Hisense Home Appliances Group, Cl H	445,000	1,310
JD.com, Cl A	163,200	2,473
Li Ning	476,000	1,239
PDD Holdings ADR*	15,900	1,588
TCL Electronics Holdings	527,000	1,018
Vipshop Holdings ADR	107,027	1,540
Xtep International Holdings	1,339,000	735
Yum China Holdings	11,000	533
Zhongsheng Group Holdings	308,000	281
		17,332
Consumer Staples (0.6%)
China Feihe	1,752,000	782
Hengan International Group	530,500	1,819
		2,601
Energy (1.3%)
China Coal Energy, Cl H	875,000	1,637
LSV Emerging Markets Equity Fund
	Shares	Value (000)
Energy (continued)
PetroChina, Cl H	2,302,000	$3,551
		5,188
Financials (5.1%)
Bank of China, Cl H	2,728,000	1,771
Bank of Communications, Cl H	525,000	480
China CITIC Bank, Cl H	1,489,000	1,562
China Everbright Bank, Cl H	1,117,000	443
China Life Insurance, Cl H	316,000	1,166
China Minsheng Banking, Cl H	2,098,000	957
China Pacific Insurance Group, Cl H	549,400	2,398
China Reinsurance Group, Cl H	6,376,000	1,005
Chongqing Rural Commercial Bank, Cl H	1,182,000	1,049
Far East Horizon	1,347,000	1,291
Industrial & Commercial Bank of China, Cl H	1,784,000	1,607
New China Life Insurance, Cl H	236,600	1,554
People's Insurance Group of China, Cl H	2,274,000	1,556
PICC Property & Casualty, Cl H	816,000	1,474
Ping An Insurance Group of China, Cl H	244,000	1,983
Postal Savings Bank of China, Cl H	525,000	338
		20,634
Health Care (1.0%)
China Medical System Holdings	302,000	496
CSPC Pharmaceutical Group	302,000	329
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	520,000	1,115
Livzon Pharmaceutical Group, Cl H	274,300	986
Shandong Weigao Group Medical Polymer, Cl H	2,138,400	942
Sinopharm Group, Cl H	120,000	285
		4,153
Industrials (4.4%)
Anhui Expressway, Cl H	594,000	1,204
China Communications Services, Cl H	1,820,000	1,001
China Lesso Group Holdings	890,000	529
China Merchants Port Holdings	724,000	1,440
First Tractor, Cl H	678,000	799
Lonking Holdings	2,160,000	920

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2026	(Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Industrials (continued)
Precision Tsugami China	242,000	$1,492
Sany Heavy Equipment International Holdings	858,000	1,186
Sinopec Engineering Group, Cl H	1,488,000	1,195
Sinotrans, Cl H	476,000	311
Sinotruk Hong Kong	436,500	2,147
SITC International Holdings	435,000	1,821
Weichai Power, Cl H	354,000	1,760
Yangzijiang Shipbuilding Holdings	516,800	1,763
ZCZL Industrial Technology Group, Cl H	437,200	975
Zhejiang Expressway, Cl H	596,000	591
		19,134
Information Technology (1.1%)
China Railway Signal & Communication, Cl H	2,393,000	1,113
Lenovo Group	2,390,000	3,595
		4,708
Materials (1.5%)
Aluminum Corp of China, Cl H	1,714,000	2,510
China Hongqiao Group	189,500	802
China Nonferrous Mining	500,000	869
China XLX Fertiliser	451,000	638
Fufeng Group	965,000	809
Shougang Fushan Resources Group	1,012,000	359
		5,987
Utilities (0.5%)
Beijing Enterprises Holdings	253,500	1,004
Kunlun Energy	1,122,000	1,080
		2,084

Total China		87,801

Egypt (0.0%)
Materials (0.0%)
Abou Kir Fertilizers & Chemical Industries	112,500	190

Total Egypt		190

Greece (1.4%)
Communication Services (0.6%)
Hellenic Telecommunications Organization	99,400	2,126

Consumer Discretionary (0.1%)
Allwyn	22,814	326

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Energy (0.3%)
Motor Oil Hellas Corinth Refineries	31,600	$1,410

Financials (0.4%)
Eurobank	204,500	890
National Bank of Greece	58,900	933
		1,823

Total Greece		5,685

Hong Kong (0.4%)
Health Care (0.2%)
SSY Group	2,332,000	686

Information Technology (0.2%)
Wasion Holdings	290,000	1,006

Total Hong Kong		1,692

Hungary (1.2%)
Communication Services (0.3%)
Magyar Telekom Telecommunications PLC ADR	175,200	1,388

Energy (0.4%)
MOL Hungarian Oil & Gas PLC	121,800	1,627

Financials (0.5%)
OTP Bank Nyrt	15,100	2,025

Total Hungary		5,040

India (11.0%)
Communication Services (0.4%)
Indus Towers*	183,500	795
Zee Entertainment Enterprises	749,000	712
		1,507
Consumer Discretionary (0.1%)
JK Tyre & Industries	50,400	217

Energy (2.3%)
Bharat Petroleum	466,400	1,485
Coal India	395,300	2,011
Great Eastern Shipping	74,200	1,239
Indian Oil	603,000	908
Oil & Natural Gas	662,300	2,100
Petronet LNG	375,100	1,098
Talwandi Sabo Power(A)*	269,500	455
		9,296
Financials (4.1%)
Bank of Baroda	848,500	2,367
Bank of India	996,700	1,479
Canara Bank	1,797,300	2,565
General Insurance Corp of India	255,000	1,059
Indian Bank	235,300	2,121

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2026	(Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Financials (continued)
LIC Housing Finance	232,100	$1,364
Power Finance	318,400	1,512
Punjab National Bank	1,173,500	1,359
REC	143,500	539
State Bank of India	94,500	1,069
Union Bank of India	1,100,600	1,936
		17,370
Health Care (0.2%)
Strides Pharma Science	88,800	977

Industrials (0.3%)
Shipping Corp of India	327,300	1,054

Information Technology (0.2%)
Redington	336,000	772

Materials (3.0%)
Chambal Fertilisers and Chemicals	279,100	1,290
GHCL	63,700	342
Gujarat State Fertilizers & Chemicals	50,600	91
Hindalco Industries	296,700	3,261
Hindustan Zinc	209,100	1,324
Jindal Saw	153,300	362
JK Paper	71,900	274
Maharashtra Seamless	92,400	625
National Aluminium	309,400	1,309
NMDC	2,151,400	2,059
NMDC Steel*	44,900	20
Vedanta	269,500	774
Vedanta Aluminium Metal(A)*	269,500	455
Vedanta Iron and Steel(A)*	269,500	455
		12,641
Utilities (0.4%)
GAIL India	576,600	997
Mahanagar Gas	30,100	362
PTC India	99,100	218
		1,577

Total India		45,411

Indonesia (1.7%)
Communication Services (0.4%)
Indosat	6,547,700	755
Telkom Indonesia Persero	5,752,500	941
		1,696
Energy (0.2%)
United Tractors	603,500	1,013

Financials (0.1%)
Bank Negara Indonesia Persero	2,811,200	606
LSV Emerging Markets Equity Fund
	Shares	Value (000)
Industrials (0.3%)
Astra International	3,045,100	$1,055

Materials (0.3%)
Aneka Tambang	5,683,500	1,233

Utilities (0.4%)
Perusahaan Gas Negara Persero	11,341,200	1,275

Total Indonesia		6,878

Kuwait (0.3%)
Communication Services (0.3%)
Mobile Telecommunications KSCP	762,000	1,412

Total Kuwait		1,412

Malaysia (1.2%)
Financials (1.0%)
AMMB Holdings	987,700	1,530
CIMB Group Holdings	453,300	875
RHB Bank	770,800	1,581
		3,986
Industrials (0.2%)
Sime Darby	1,585,000	864

Materials (0.0%)
Scientex	64,200	61

Total Malaysia		4,911

Mexico (2.5%)
Communication Services (0.8%)
America Movil	1,985,200	2,640
Megacable Holdings	113,100	398
		3,038
Consumer Staples (0.5%)
Coca-Cola Femsa	129,400	1,311
Kimberly-Clark de Mexico, Cl A	442,700	1,000
		2,311
Financials (0.3%)
Grupo Financiero Banorte, Cl O	111,500	1,215

Health Care (0.1%)
Genomma Lab Internacional, Cl B	413,600	389

Materials (0.8%)
Cemex	854,700	1,050
Grupo Mexico	191,800	2,103
		3,153

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2026	(Unaudited)

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Real Estate (0.0%)
Fibra Uno Administracion‡	55,800	$96

Total Mexico		10,202

Peru (0.3%)
Financials (0.3%)
Credicorp	3,400	1,102

Total Peru		1,102

Philippines (0.3%)
Financials (0.3%)
Metropolitan Bank & Trust	1,064,100	1,160

Total Philippines		1,160

Poland (1.0%)
Communication Services (0.2%)
Orange Polska	198,300	814

Energy (0.3%)
ORLEN	34,100	1,253

Financials (0.5%)
Powszechna Kasa Oszczednosci Bank Polski	30,800	807
Powszechny Zaklad Ubezpieczen	70,300	1,237
		2,044

Total Poland		4,111

Qatar (0.6%)
Communication Services (0.4%)
Ooredoo QPSC	432,200	1,628

Materials (0.2%)
Qatar Aluminum Manufacturing	2,065,300	918

Total Qatar		2,546

Russia (–%)
Communication Services (–%)
Mobile TeleSystems PJSC(A)*	13,800	—

Consumer Staples (–%)
Magnit PJSC(A)*	1,000	—

Energy (–%)
Gazprom PJSC(A)*	11,300	—
LUKOIL PJSC(A)*	2,300	—
		—
Materials (–%)
GMK Norilskiy Nickel PAO(A)*	370	—

Total Russia		—
LSV Emerging Markets Equity Fund
	Shares	Value (000)
Saudi Arabia (3.0%)
Communication Services (0.7%)
Etihad Etisalat	74,400	$1,292
Saudi Telecom	129,300	1,503
		2,795
Consumer Staples (0.1%)
Al-Dawaa Medical Services	21,700	271

Financials (1.8%)
Arab National Bank	185,800	1,070
Banque Saudi Fransi	257,300	1,327
Riyad Bank	242,533	1,343
Saudi Awwal Bank	149,800	1,363
Saudi Investment Bank	262,200	926
Saudi National Bank	147,600	1,547
		7,576
Materials (0.3%)
SABIC Agri-Nutrients	35,700	1,388

Real Estate (0.1%)
Arabian Centres	58,200	273

Total Saudi Arabia		12,303

South Africa (3.5%)
Communication Services (0.7%)
MTN Group	178,900	2,252
Vodacom Group	118,900	1,009
		3,261
Consumer Discretionary (0.9%)
Naspers, Cl N	65,600	3,552

Energy (0.3%)
Exxaro Resources	82,100	1,084

Financials (0.6%)
Absa Group	79,800	1,119
Nedbank Group	76,400	1,220
		2,339
Materials (1.0%)
African Rainbow Minerals	61,200	819
Gold Fields	58,400	2,474
Harmony Gold Mining	64,986	1,024
		4,317

Total South Africa		14,553

South Korea (19.2%)
Communication Services (0.5%)
KT	12,600	519
LG Uplus	116,600	1,250
SK Telecom	5,200	337
		2,106
Consumer Discretionary (1.7%)
Hankook Tire & Technology	35,200	1,416

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2026	(Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Consumer Discretionary (continued)
Hyundai Mobis	5,100	$1,475
Hyundai Motor	5,700	2,066
Kia	20,900	2,156
SNT Motiv	4,000	95
		7,208
Consumer Staples (0.5%)
BGF retail	10,500	939
Orion	10,800	1,049
		1,988
Financials (2.1%)
DB Insurance	13,600	1,548
Hana Financial Group	15,400	1,338
iM Financial Group	96,000	1,242
JB Financial Group	50,100	927
KB Financial Group	11,900	1,303
Shinhan Financial Group	37,700	2,560
		8,918
Industrials (3.2%)
Doosan Bobcat	12,900	634
Hyundai Glovis	10,900	1,683
LX INTERNATIONAL CORP	21,700	786
SK Square*	17,100	9,952
		13,055
Information Technology (11.2%)
DB HiTek	15,300	1,657
LG Innotek	7,700	3,010
LX Semicon	7,500	319
PSK	17,200	1,051
Samsung Electronics	189,500	28,537
Samsung SDS	4,700	532
SK hynix	12,000	10,702
		45,808

Total South Korea		79,083

Taiwan (21.5%)
Consumer Discretionary (0.4%)
Fusheng Precision	103,000	820
Pou Chen	892,000	729
		1,549
Financials (1.9%)
Cathay Financial Holding	880,000	2,148
CTBC Financial Holding	1,533,000	2,536
Fubon Financial Holding	450,200	1,283
KGI Financial Holding	2,769,000	1,887
SinoPac Financial Holdings	49	—
		7,854
Industrials (0.5%)
Eva Airways	1,170,000	1,239

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Industrials (continued)
Sunonwealth Electric Machine Industry	192,000	$890
		2,129

Information Technology (18.6%)
ADATA Technology	146,000	2,086
Arcadyan Technology	100,000	506
Ardentec	227,000	1,425
ASE Technology Holding	68,000	1,066
Asustek Computer	167,000	3,094
Chicony Electronics	159,000	626
Chipbond Technology	412,000	2,148
Compeq Manufacturing	89,000	694
Elan Microelectronics	370,000	1,606
Everlight Electronics	559,000	1,260
Genius Electronic Optical	106,000	1,722
Getac Holdings	166,000	514
Hon Hai Precision Industry	912,000	6,443
MediaTek	12,000	1,002
Pegatron	609,000	1,593
Pixart Imaging	90,000	601
Powertech Technology	157,000	1,030
Primax Electronics	397,000	923
Quanta Computer	279,000	2,782
Radiant Opto-Electronics	426,000	1,349
Sigurd Microelectronics	164,000	946
Simplo Technology	91,000	1,033
Synnex Technology International	517,000	1,355
Taiwan Semiconductor Manufacturing	258,000	17,912
Topco Scientific	176,000	2,285
Tripod Technology	205,000	2,953
United Microelectronics	2,895,000	7,272
Winbond Electronics	582,000	1,717
Wistron	389,000	1,713
Wiwynn	19,000	2,853
WT Microelectronics	454,000	2,950
Zhen Ding Technology Holding	130,000	1,754
		77,213
Materials (0.1%)
Tung Ho Steel Enterprise	242,000	499

Total Taiwan		89,244

Thailand (1.7%)
Consumer Staples (0.1%)
Thai Beverage	1,335,300	441

Financials (1.5%)
Bangkok Bank	238,200	1,188
Kasikornbank	206,200	1,227
Kiatnakin Phatra Bank	448,800	1,089
Krung Thai Bank	1,379,100	1,396

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2026	(Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Financials (continued)
Thai Life Insurance PLC	3,590,100	$1,160
		6,060
Real Estate (0.1%)
Supalai PLC	1,084,500	540

Total Thailand		7,041

Turkey (0.6%)
Consumer Staples (0.6%)
BIM Birlesik Magazalar	28,200	463
Coca-Cola Icecek	1,097,100	1,821
		2,284
Total Turkey		2,284

United Arab Emirates (1.0%)
Financials (0.4%)
Emirates NBD Bank PJSC	196,700	1,552

Industrials (0.3%)
Air Arabia PJSC	819,000	1,104

Real Estate (0.3%)
Emaar Properties PJSC	426,000	1,372

Total United Arab Emirates		4,028

TOTAL FOREIGN COMMON STOCK
(Cost $308,381)		398,050

Foreign Preferred Stock (2.3%)
Brazil** (2.2%)
Banco Bradesco	431,700	1,692
Cia de Saneamento de Minas Gerais Copasa MG	118,400	1,295
Itausa	1,224,466	3,440
Petroleo Brasileiro - Petrobras	256,100	2,553
		8,980
Chile** (0.1%)
Embotelladora Andina	89,200	417

TOTAL FOREIGN PREFERRED STOCK
(Cost $6,822)		9,397

	Number of Warrants
Warrants (0.0%)
Thailand (0.0%)
Kiatnakin Phatra Bank
01/03/2027*	3,642	—

TOTAL WARRANTS
(Cost $–)		—
LSV Emerging Markets Equity Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.5%)
South Street Securities 3.250%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $2,079 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $1,628, 1.125% - 4.125%, 07/31/2027 - 07/31/2029; total market value $2,121)	$2,079	$2,079

TOTAL REPURCHASE AGREEMENT
(Cost $2,079)		2,079

Total Investments – 99.3%
(Cost $317,282)		$409,526

Percentages are based on Net Assets of $412,547 (000).

*	Non-income producing security.

**	No rate available.

‡	Real Estate Investment Trust.

(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

PLC — Public Limited Company

The following is a summary of the inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value ($000):

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2026	(Unaudited)

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Foreign Common Stock
Brazil	$11,373	$–	$–		$11,373
China	7,882	79,919	–		87,801
Egypt	–	190	–		190
Greece	–	5,685	–		5,685
Hong Kong	–	1,692	–		1,692
Hungary	–	5,040	–		5,040
India	–	44,046	1,365		45,411
Indonesia	1,768	5,110	–		6,878
Kuwait	1,412	–	–		1,412
Malaysia	1,581	3,330	–		4,911
Mexico	10,202	–	–		10,202
Peru	1,102	–	–		1,102
Philippines	1,160	–	–		1,160
Poland	814	3,297	–		4,111
Qatar	–	2,546	–		2,546
Russia	–	–	–	^	–	^
Saudi Arabia	926	11,377	–		12,303
South Africa	1,009	13,544	–		14,553
South Korea	–	79,083	–		79,083
Taiwan	–	89,244	–		89,244
Thailand	2,623	4,418	–		7,041
Turkey	1,821	463	–		2,284
United Arab Emirates	1,552	2,476	–		4,028
Total Foreign Common Stock	45,225	351,460	1,365		398,050
Foreign Preferred Stock
Brazil	8,980	–	–		8,980
Chile	417	–	–		417
Total Foreign Preferred Stock	9,397	–	–		9,397
Total Warrants	–	–	–		–
Total Repurchase Agreement	–	2,079	–		2,079
Total Investments in Securities	$54,622	$353,539	$1,365		$409,526

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2026	(Unaudited)

	LSV Emerging
	Markets Equity
	Fund
Assets:
Investments, at Value (Cost $317,282)	$409,526
Foreign Currency, at Value (Cost $2,817)	2,803
Receivable for Investment Securities Sold	1,241
Dividends and Interest Receivable	790
Receivable for Capital Shares Sold	189
Reclaims Receivable	23
Prepaid Expenses	41
Total Assets	414,613
Liabilities:
Accrued Foreign Capital Gains Tax	1,204
Payable due to Investment Adviser	245
Payable to Custodian	198
Payable for Investment Securities Purchased	165
Payable for Fund Shares Redeemed	142
Payable due to Administrator	19
Payable due to Trustees	4
Payable due to Chief Compliance Officer	3
Payable due to Distributor	1
Other Accrued Expenses	85
Total Liabilities	2,066
Net Assets	$412,547
Net Assets Consist of:
Paid-in Capital	$311,314
Total Distributable Earnings	101,233
Net Assets	$412,547
Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($408,786 ÷ 22,090,707 shares)(1)	$18.50	*
Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($3,761 ÷ 203,841 shares)(1)	$18.45	*

(1)	Shares have not been rounded.
*	Net Assets divided by Shares does not calculate to the stated NAV because Net Asset amounts are shown rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2026	(Unaudited)

LSV Emerging
Markets Equity
Fund
Investment Income:
Dividend Income	$4,526
Interest Income	102
Foreign Taxes Withheld	(579)
Total Investment Income	4,049
Expenses:
Investment Advisory Fees	1,641
Administration Fees	94
Trustees' Fees	7
Distribution Fees - Investor Class	7
Chief Compliance Officer Fees	3
Custodian Fees	146
Registration and Filing Fees	29
Transfer Agent Fees	27
Professional Fees	19
Printing Fees	8
Insurance and Other Fees	18
Total Expenses	1,999
Less: Waiver of Investment Advisory Fees	(431)
Less: Fees Paid Indirectly — (see Note 4)	(2)
Net Expenses	1,566
Net Investment Income	2,483
Net Realized Gain on Investments	12,769
Net Realized Loss on Foreign Currency Transactions	(75)
Net Realized Loss on Foreign Capital Gains Tax	(36)
Net Realized Gain	12,658
Net Change in Unrealized Appreciation on Investments	54,188
Net Change in Unrealized Depreciation on Foreign Capital Gains Tax on Appreciated Securities	(570)
Net Change in Unrealized Appreciation on Foreign Currency Translation	2
Net Unrealized Gain	53,620
Net Realized and Unrealized Gain	66,278
Net Increase in Net Assets Resulting from Operations	$68,761

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2026 (Unaudited) and for the year ended October 31, 2025

	LSV Emerging Markets Equity
	Fund
	11/1/2025 to 04/30/2026	11/1/2024 to 10/31/2025
Operations:
Net Investment Income	$2,483	$3,985
Net Realized Gain	12,658	5,717
Net Change in Unrealized Appreciation	53,620	34,074
Net Increase in Net Assets Resulting from Operations	68,761	43,776
Distributions
Institutional Class Shares	(13,347)	(1,549)
Investor Class Shares	(354)	(54)
Total Distributions	(13,701)	(1,603)
Capital Share Transactions:
Institutional Class Shares:
Issued	138,119	166,630
Reinvestment of Dividends and Distributions	13,344	1,549
Redeemed	(48,299)	(36,929)
Net Increase from Institutional Class Shares Transactions	103,164	131,250
Investor Class Shares:
Issued	1,262	5,770
Reinvestment of Dividends and Distributions	354	47
Redeemed	(5,844)	(3,374)
Net Increase (Decrease) from Investor Class Shares Transactions	(4,228)	2,443
Net Increase in Net Assets Derived from Capital Share Transactions	98,936	133,693
Total Increase in Net Assets	153,996	175,866
Net Assets:
Beginning of Period	258,551	82,685
End of Year/Period	$412,547	$258,551
Shares Transactions:
Institutional Class:
Issued	8,240	11,814
Reinvestment of Dividends and Distributions	864	132
Redeemed	(2,868)	(2,601)
Total Institutional Class Share Transactions	6,236	9,345
Investor Class:
Issued	72	428
Reinvestment of Dividends and Distributions	23	4
Redeemed	(332)	(262)
Total Investor Class Share Transactions	(237)	170
Net Increase in Shares Outstanding	5,999	9,515

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period.

For the six months ended April 30, 2026 (Unaudited) and for the years ended October 31.

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Emerging Markets Equity Fund
Institutional Class Shares
2026*	$15.87	$0.13	$3.33	$3.46	$(0.49)	$(0.34)	$(0.83)	$18.50	22.85%	$408,786	0.95%	1.21%	1.52%	11%
2025	12.19	0.40	3.47	3.87	(0.18)	(0.01)	(0.19)	15.87	32.32	251,576	0.95	1.43	3.01	27
2024	10.18	0.36	2.18	2.54	(0.53)	–	(0.53)	12.19	25.46	79,386	0.95	1.77	3.03	13
2023	8.67	0.39	1.44	1.83	(0.32)	–	(0.32)	10.18	21.39	18,960	1.19	1.85	3.87	17
2022	12.09	0.45	(2.88)	(2.43)	(0.36)	(0.63)	(0.99)	8.67	(21.97)	15,780	1.19	2.45	4.33	38
2021	9.11	0.37	2.91	3.28	(0.21)	(0.09)	(0.30)	12.09	36.38	13,451	1.19	2.68	3.18	19
Investor Class Shares
2026*	$15.81	$0.08	$3.36	$3.44	$(0.46)	$(0.34)	$(0.80)	$18.45	22.79%	$3,761	1.19%	1.45%	0.96%	11%
2025	12.16	0.39	3.43	3.82	(0.16)	(0.01)	(0.17)	15.81	31.91	6,975	1.20	1.66	2.93	27
2024	10.15	0.37	2.15	2.52	(0.51)	–	(0.51)	12.16	25.30	3,299	1.20	2.04	3.16	13
2023	8.65	0.37	1.43	1.80	(0.30)	–	(0.30)	10.15	21.02	1,327	1.45	2.09	3.65	17
2022	12.07	0.43	(2.89)	(2.46)	(0.33)	(0.63)	(0.96)	8.65	(22.18)	812	1.45	2.63	4.04	38
2021	9.10	0.37	2.88	3.25	(0.19)	(0.09)	(0.28)	12.07	36.06	1,031	1.45	2.95	3.15	19

*	For the six-month period ended April 30, 2026. All ratios for the period have been annualized.

†	Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2026	(Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 26 funds. The financial statements herein are those of the LSV Emerging Markets Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The Fund commenced operations on January 17, 2019, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2026, the total market value of securities that were fair valued by the Committee were $1,365 (000) or 0.3% of Net Assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

Notes to Financial Statements

April 30, 2026	(Unaudited)

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held. As of April 30, 2026, the total market value of securities were valued based on the fair value prices provided by ICE were $351,460(000) or 85.2% of Net Assets. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with The Adviser’s pricing procedures, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2026, the Fund did not incur any interest or penalties.

Notes to Financial Statements

April 30, 2026	(Unaudited)

Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”), as determined by the Adviser.

Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2026, the open repurchase agreement by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$2,079	$2,079	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation— The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets

Notes to Financial Statements

April 30, 2026	(Unaudited)

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

Segment Reporting — The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months April 30, 2026, the Fund incurred $93,890 for these services.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2026, the Fund incurred $7,226 of distribution fees.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the six months ended April 30, 2026, the Fund earned $1,581 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

Notes to Financial Statements

April 30, 2026	(Unaudited)

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.95% and 1.20% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2027. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2026.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2026, were as follows (000):

Purchases	$119,453
Sales	$34,638

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of foreign currency translations, reclassification of long term capital gain distribution on REITs, investments in passive foreign investment companies (PFICs) and foreign capital gains tax. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of October 31, 2025.

The tax character of dividends and distributions paid during the years ended October 31, 2025 and 2024 was as follows (000):

	Ordinary Income	Total
2025	$1,603	$1,603
2024	1,106	1,106

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$9,873
Undistributed Long-Term Capital Gain	3,214
Other Temporary Differences	3
Unrealized Appreciation	33,083
Total Distributable Earnings	$46,173

The Fund has no capital loss carryforwards at October 31, 2025.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2026, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$317,282	$103,444	$(11,200)	$92,244

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sales and investments in passive foreign Investment companies (PFICs).

8.	Concentration of Risks:

Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Notes to Financial Statements

April 30, 2026	(Unaudited)

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Russia's military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund's ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund's investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Fund's performance and the value of an investment in a Fund beyond any direct exposure a Fund may have to Russian issuers or issuers in other countries affected by the invasion.

As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Notes to Financial Statements

April 30, 2026	(Unaudited)

Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

9.	Concentration of Shareholders:

At April 30, 2026, 92% of total shares outstanding for the Institutional Class Shares were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. At April 30, 2026, 90% of total shares outstanding for the Investor Class Shares were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

10.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11.	Recent Accounting Pronouncement:

The Fund adopted FASB Accounting Standards Update 2023-09 (“ASU 2023- 09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of ASU 2023-09 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.

12.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

April 30, 2026	(Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 24–25, 2026 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

April 30, 2026	(Unaudited)

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

April 30, 2026	(Unaudited)

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Emerging Markets Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

LSV-SA-010-0800

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 6, 2026